Investments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Balances and Changes in Joint Ventures

Balances and changes in joint ventures are as follows:

	União Vopak	RPR	ConectCar	Total
Balance as of December 31, 2015	4,545	31,514	43,318	79,377
Capital increase	—	—	47,281	47,281
Valuation adjustments	—	(2,935)	—	(2,935)
Dividends and interest on equity (gross)	—	(12,915)	—	(12,915)
Share of profit (loss) of joint ventures	(27)	29,745	(24,384)	5,334

Balance as of December 31, 2016	4,518	45,409	66,215	116,142
Capital increase	—	—	16,000	16,000
Valuation adjustments	—	4,079	—	4,079
Dividends and interest on equity (gross)	—	(30,959)	—	(30,959)
Share of profit (loss) of joint ventures	1,578	36,210	(20,989)	16,799

Balance as of December 31, 2017	6,096	54,739	61,226	122,061
Capital increase	—	—	31,908	31,908
Valuation adjustments	—	(3,704)	—	(3,704)
Dividends and interest on equity (gross)	—	(32,065)	—	(32,065)
Share of profit (loss) of joint ventures	1,350	1,148	(18,744)	(16,246)

Balance as of December 31, 2018	7,446	20,118	74,390	101,954

Summary of Amounts of Financial Position and Income Statements of Profit or Loss of Joint Ventures

The table below presents the statements of financial position and statements of profit or loss of joint ventures:

	12/31/2018
	União Vopak	RPR	ConectCar
Current assets	8,432	370,250	129,152
Non-current assets	8,552	147,054	150,054
Current liabilities	1,814	385,079	130,414
Non-current liabilities	280	71,635	14
Equity	14,890	60,590	148,778
Net revenue from sales and services	16,938	2,092,548	57,506
Costs, operating expenses and income	(13,154)	(2,083,592)	(114,336)
Net financial income and income and social contribution taxes	(1,084)	(261)	19,343
Net income (loss)	2,700	8,695	(37,487)
Number of shares or units held	29,995	5,078,888	193,768,000
% of capital held	50	33	50

	12/31/2017
	União Vopak	RPR	ConectCar
Current assets	7,110	389,022	90,242
Non-current assets	6,627	128,417	132,785
Current liabilities	1,210	297,762	100,564
Non-current liabilities	336	54,821	12
Equity	12,191	164,856	122,451
Net revenue from sales and services	15,260	1,579,286	33,935
Costs, operating expenses and income	(10,852)	(1,433,030)	(100,444)
Net financial income and income and social contribution taxes	(1,252)	(37,193)	24,530
Net income (loss)	3,156	109,063	(41,979)
Number of shares or units held	29,995	5,078,888	169,860,500
% of capital held	50	33	50

	12/31/2016
	União Vopak	RPR	ConectCar
Net revenue from sales and services	12,030	1,490,516	30,058
Costs, operating expenses and income	(12,430)	(1,361,551)	(105,800)
Net financial income and income and social contribution taxes	346	(39,379)	26,974
Net income (loss)	(54)	89,586	(48,768)
Number of shares or units held	29,995	5,078,888	145,860,500
% of capital held	50	33	50

Summary of Balances and Changes in Associates

Balances and changes in associates are as follows:

	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.	Total
Balance as of December 31, 2015	5,743	12,000	3,684	110	—	21,537
Dividends	(948)	—	—	—	—	(948)
Share of profit (loss) of associates	1,206	981	(6)	(39)	—	2,142

Balance as of December 31, 2016	6,001	12,981	3,678	71	—	22,731
Dividends	(865)	—	—	—	(399)	(1,264)
Share of profit (loss) of associates	1,212	1,477	(60)	269	976	3,874

Balance as of December 31, 2017	6,348	14,458	3,618	340	577	25,341
Capital reduction	(1,250)	—	—	—	—	(1,250)
Dividends	(984)	—	—	—	(236)	(1,220)
Share of profit (loss) of associates	575	908	(28)	(112)	124	1,467

Balance as of December 31, 2018	4,689	15,366	3,590	228	465	24,338

Summary of Amounts of Balance Sheets and Income Statements of Associates

The table below presents the statements of financial position and statements of profit or loss of associates:

	12/31/2018
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	7,803	38,714	51	19	64
Non-current assets	15,254	85,395	10,238	990	2,791
Current liabilities	3,963	9,777	—	21	123
Non-current liabilities	332	8,888	3,109	302	1,334
Equity	18,762	105,444	7,180	686	1,398
Net revenue from sales and services	10,595	53,288	—	—	—
Costs, operating expenses and income	(7,957)	(43,814)	(78)	(266)	399
Net financial income and income and social contribution taxes	(211)	(3,453)	22	(69)	(27)
Net income (loss)	2,427	6,021	(56)	(335)	372
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2017
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	11,218	45,061	67	175	505
Non-current assets	16,464	74,621	10,278	1,695	2,821
Current liabilities	1,960	12,338	—	422	93
Non-current liabilities	332	7,920	3,110	427	1,500
Equity	25,390	99,424	7,235	1,021	1,733
Net revenue from sales and services	10,522	52,709	—	—	—
Costs, operating expenses and income	(5,649)	(40,769)	(90)	673	628
Net financial income and income and social contribution taxes	—	(2,144)	(31)	179	15
Net income (loss)	4,873	9,796	(121)	852	643
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2016
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Net revenue from sales and services	9,955	52,751	—	—	—
Costs, operating expenses and income	(5,194)	(39,539)	(60)	(189)	574
Net financial income and income and social contribution taxes	63	(6,837)	49	(19)	68
Net income (loss)	4,824	6,375	(11)	(208)	642
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33